Premises And Equipment - Details of changes in right-of-use assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	₩ 578,943	₩ 383,682	₩ 365,083
Changes in right-of-use assets [abstract]
New contracts	201,562	366,340	210,810
Changes in contract	59,727	80,700	25,708
Termination	(26,278)	(19,114)	(16,987)
Depreciation	(272,179)	(243,307)	(213,365)
Business combination	47,573	1,202	946
Others	636	9,440	11,487
Ending balance	589,984	578,943	383,682
Building
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	557,049	362,702	349,494
Changes in right-of-use assets [abstract]
New contracts	175,229	353,531	192,111
Changes in contract	59,921	80,622	25,570
Termination	(24,869)	(17,579)	(15,340)
Depreciation	(258,847)	(230,345)	(201,232)
Business combination	45,256	1,129	675
Others	409	6,989	11,424
Ending balance	554,148	557,049	362,702
Equipment and vehicles
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	21,894	20,980	15,589
Changes in right-of-use assets [abstract]
New contracts	26,333	12,809	18,699
Changes in contract	(194)	78	138
Termination	(1,409)	(1,535)	(1,647)
Depreciation	(13,332)	(12,962)	(12,133)
Business combination	2,317	73	271
Others	227	2,451	63
Ending balance	₩ 35,836	₩ 21,894	₩ 20,980